DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

3.	DISCONTINUED OPERATIONS

Disposal of Foshan Viomi and its subsidiaries

On July 19, 2024, the Group entered into definitive agreements with Mr. Chen, and an entity controlled by Mr. Chen (Refer to Note 1). Accordingly, the assets and liabilities of Foshan Viomi and its subsidiaries were classified as “Assets held for sale” and “Liabilities held for sale” within current and non-current assets and liabilities, respectively, on the consolidated balance sheets as of December 31, 2023. The results of operations of Foshan Viomi and its subsidiaries have been reclassified to “net loss from discontinued operations” in the consolidated statements of comprehensive (loss) income for the years ended December 31, 2023 and 2024.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)

3.	DISCONTINUED OPERATIONS (Continued)

The following tables set forth the statements of operations and cash flows of discontinued operations which were included in the Group’s consolidated financial statements for the years ended December 31, 2023 and 2024 (in thousands):

	For the year ended December 31,
	2023	2024
	RMB	RMB
Net revenues:
A related party	24,434	5,821
Third parties	830,216	293,050
Total net revenues	854,650	298,871
Cost of revenues	(807,146)	(297,289)
Gross profit	47,504	1,582
Operating expenses:
Research and development expenses	(74,032)	(41,245)
Selling and marketing expenses	(187,156)	(54,681)
General and administrative expenses	(24,162)	(7,667)

Total operating expenses	(285,350)	(103,593)

Other income, net	8,623	4,320

Loss from operations	(229,223)	(97,691)

Interest and investment income, net	13,062	3,846
Other non-operating loss	(1,500)	-
Loss before income tax expenses	(217,661)	(93,845)
Income tax credits	11,853	11,504
Net loss from discontinued operations	(205,808)	(82,341)

	For the year ended December 31,
	2023	2024
	RMB	RMB
Net cash (used in) provided by discontinued operating activities	(144,547)	135,033
Net cash provided by discontinued investing activities	92,023	136,918
Net cash provided by (used in) discontinued financing activities	100,000	(30,000)

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)